Reverse Capitalization (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2024	Dec. 09, 2022
Defined Benefit Plan Disclosure [Line Items]
Weighted average shares outstanding	4,385,671
Venus shares issued to Joyous JD Limited	21,400
Venus shares issued to underwriter	7,500
Conversion of ordinary shares	48,250
Reverse Capitalization description	MicroAlgo has 4,825,000 warrants issued and outstanding, consisting of (i) 4,600,000 warrants held by previous public investors of Venus; and (ii) 225,000 warrants held by the Sponsor of Venus.
V I Y I Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of shares		3,960,396